Public Offering (Details) - USD ($)	1 Months Ended								9 Months Ended	12 Months Ended
	Sep. 17, 2020	May 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Oct. 22, 2019	Dec. 31, 2018	Nov. 27, 2017	Nov. 21, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Public Offering (Details) [Line Items]
Initial business combination, description								Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value and one redeemable common stock purchase warrant (the “Warrants”). Under the terms of a warrant agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the initial business combination. Each Warrant entitles the holder to purchase one half of one share of Class A common stock at a price of $5.75 (11.50 per whole share). No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Class A common stock to be issued to the warrant holder.			The Company pays $10,000 a month ($120,000 for each of the years ended December 31, 2019 and 2018) for office space, accounting services, utilities and secretarial support provided by the Sponsor subsequent to the date the Company’s securities were first listed on the NYSE.
Redeemable common stock, shares	23,877,302	23,182,481		694,820
Redemable shares value	$ 249,531,000	$ 242,423,000		$ 7,108,000
IPO [Member]
Public Offering (Details) [Line Items]
Sale of stock								30,000,000
Sale of stock per share								$ 10.00
Initial business combination, description										The Company paid an underwriting discount of 2% of the per Unit offering price to the underwriters at the closing of the Public Offering ($6,000,000), with an additional fee (the “Deferred Discount”) of 3.5% of the gross offering proceeds ($10,500,000) payable upon the Company’s completion of a Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.
Shares subject to forfeiture							1,125,000			1,125,000
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Sale of stock								4,500,000		4,500,000
Common Stock [Member]
Public Offering (Details) [Line Items]
Share price			$ 10					$ 11.50		$ 10
Common Stock [Member] | IPO [Member]
Public Offering (Details) [Line Items]
Sale of stock per share								0.0001
Share price								$ 5.75
Warrant [Member] | IPO [Member]
Public Offering (Details) [Line Items]
Initial business combination, description									Each Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the Extended Date allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of Warrants issued in connection with the 30,000,000 public units during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.	Each Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete its initial Business Combination on or prior to the 24-month period allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of Warrants issued in connection with the 30,000,000 public units during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Class A Common Stock [Member]
Public Offering (Details) [Line Items]
Redeemable common stock, shares			28,344,013	694,820	694,820	28,916,141
Redemable shares value		$ 242,423,000		$ 7,108,000	$ 7,108,000